Concentration of Risk (Details) (Total Revenues, Advised Entities)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Revenues | Advised Entities
Concentration of Risk
Percentage of total revenue	42.00%	53.00%	45.00%	52.00%	48.00%	75.00%	78.00%